UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Long-Term Investment Grade Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)
CORPORATE BONDS (90.2%)

Finance (34.2%)
Banking (16.5%)
Abbey National PLC	7.95%	10/26/2029		$15,000	$19,356
Associates Corp. of North America	6.95%	11/1/2018		5,000	5,893
BB&T Corp.	5.20%	12/23/2015		15,000	15,378
BB&T Corp.	5.25%	11/1/2019		23,500	23,347
Bank One Corp.	7.75%	7/15/2025		25,000	31,053
Bank One Corp.	7.625%	10/15/2026		10,000	12,269
Bank One Corp.	8.00%	4/29/2027		15,000	19,059
Bank of America Corp.	5.375%	6/15/2014		13,400	14,036
Bank of America Corp.	5.125%	11/15/2014		21,725	22,521
Bank of New York Co., Inc.	6.375%	4/1/2012		20,000	22,296
Bank of New York Co., Inc.	5.50%	12/1/2017		10,300	10,766
Citigroup, Inc.	6.625%	1/15/2028		25,000	27,898
Citigroup, Inc.	6.625%	6/15/2032		38,000	42,481
Citigroup, Inc.	6.00%	10/31/2033		17,900	18,513
Fifth Third Bank	4.50%	6/1/2018		8,400	7,995
HBOS PLC	6.00%	11/1/2033	(2)	27,250	28,261
HSBC Bank USA	4.625%	4/1/2014		37,700	37,307
HSBC Bank USA	5.875%	11/1/2034		14,200	14,178
ING Finance	5.125%	5/1/2015	(2)	32,600	33,108
J.P. Morgan Chase & Co.	5.25%	5/1/2015		37,500	38,403
Mellon Funding Corp.	5.50%	11/15/2018		8,800	9,210
National City Corp.	6.875%	5/15/2019		5,000	5,907
NationsBank Corp.	7.75%	8/15/2015		10,000	12,173
NationsBank Corp.	7.25%	10/15/2025		5,000	5,937
NationsBank Corp.	6.80%	3/15/2028		35,000	39,856
Royal Bank of Scotland Group PLC	5.00%	10/1/2014		46,025	46,986
SunTrust Banks, Inc.	5.45%	12/1/2017		21,000	21,871
US Bank NA	6.30%	2/4/2014		54,000	60,749
US Bank NA	4.80%	4/15/2015		11,500	11,506
Wachovia Corp.	4.875%	2/15/2014		13,800	13,873
Wachovia Corp.	5.25%	8/1/2014		26,940	27,908
Wachovia Corp.	4.80%	11/1/2014		13,860	13,791
Wachovia Corp.	6.605%	10/1/2025		30,000	33,229
Wells Fargo & Co.	5.00%	11/15/2014		33,450	34,102
Brokerage (3.0%)
Bear Stearns Co., Inc.	4.65%	7/2/2018		10,000	9,370
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032		19,500	23,081
Goldman Sachs Group, Inc.	6.125%	2/15/2033		55,725	57,155
Merrill Lynch & Co., Inc.	6.875%	11/15/2018		16,000	18,519
Morgan Stanley Dean Witter	4.75%	4/1/2014		24,000	23,547
Morgan Stanley Dean Witter	7.25%	4/1/2032		10,000	12,000
Finance Companies (3.7%)
General Electric Capital Corp.	8.125%	5/15/2012		42,000	51,236
General Electric Capital Corp.	6.75%	3/15/2032		38,975	45,418
Household Finance Corp.	7.625%	5/17/2032		21,200	26,606
SLM Corp.	5.05%	11/14/2014		30,000	30,369
SLM Corp.	5.00%	4/15/2015		9,500	9,567
SLM Corp.	5.625%	8/1/2033		10,000	9,748
Insurance (11.0%)
Allstate Corp.	7.50%	6/15/2013		10,000	11,915
Allstate Corp.	6.75%	5/15/2018		20,000	22,999
Allstate Corp.	6.125%	12/15/2032		4,875	5,110
Ambac, Inc.	7.50%	5/1/2023		20,000	23,114
American General Corp.	6.625%	2/15/2029		33,000	37,191
Chubb Corp.	6.80%	11/15/2031		4,000	4,468
Cincinnati Financial Corp.	6.90%	5/15/2028		20,000	22,129
Equitable Cos., Inc.	7.00%	4/1/2028		34,910	40,256
John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	(2)	30,000	34,688
Hartford Life, Inc.	7.375%	3/1/2031		57,500	68,099
Liberty Mutual Insurance Co.	8.50%	5/15/2025	(2)	43,335	50,223
MBIA, Inc.	7.00%	12/15/2025		7,550	8,519
MBIA, Inc.	7.15%	7/15/2027		5,000	5,758
Massachusetts Mutual Life	7.625%	11/15/2023	(1)(2)	15,970	19,800
Massachusetts Mutual Life	7.50%	3/1/2024	(1)(2)	8,710	10,688
MetLife, Inc.	6.375%	6/15/2034		15,000	15,956
Metropolitan Life Insurance Co.	7.80%	11/1/2025	(2)	35,000	42,821
New York Life Insurance	5.875%	5/15/2033	(2)	52,775	53,874
Prudential Financial, Inc.	5.75%	7/15/2033		13,000	12,650
Travelers Property Casualty Corp.	7.75%	4/15/2026		25,000	30,013

					1,618,103

Industrial (47.6%)
Basic Industry (6.0%)
Aluminum Co. of America	6.75%	1/15/2028		45,000	52,149
BHP Billington Finance BV	4.80%	4/15/2013		17,500	17,812
Dow Chemical Co.	7.375%	11/1/2029		40,000	47,157
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028		42,100	48,023
International Paper Co.	5.30%	4/1/2015		20,000	20,058
International Paper Co.	6.875%	11/1/2023		10,000	10,917
Morton International, Inc.	9.65%	6/1/2020		10,000	13,542
PPG Industries, Inc.	6.875%	2/15/2012		10,200	11,565
PPG Industries, Inc.	9.00%	5/1/2021		9,750	12,816
Rohm & Haas Co.	7.85%	7/15/2029		25,000	31,853
Weyerhaeuser Co.	7.375%	3/15/2032		15,000	17,470
Capital Goods (5.8%)
Caterpillar, Inc.	6.625%	7/15/2028		39,000	44,792
Caterpillar, Inc.	7.30%	5/1/2031		5,000	6,251
Deere & Co.	6.95%	4/25/2014		18,500	21,773
Deere & Co.	7.125%	3/3/2031		18,680	22,767
Goodrich Corp.	6.80%	2/1/2018		5,115	5,847
Goodrich Corp.	7.10%	11/15/2027		5,025	5,782
Lockheed Martin Corp.	7.65%	5/1/2016		15,000	18,424
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028		35,000	39,409
Tenneco Packaging	8.125%	6/15/2017		20,000	25,184
The Boeing Co.	6.625%	2/15/2038		13,000	14,456
The Boeing Co.	7.875%	4/15/2043		8,000	10,382
Tyco International Group SA	6.875%	1/15/2029		14,500	16,479
United Technologies Corp.	8.875%	11/15/2019		15,000	20,714
United Technologies Corp.	6.70%	8/1/2028		5,000	5,763
United Technologies Corp.	7.50%	9/15/2029		15,000	19,000
Communication (6.2%)
Bell Telephone Co. of Pennsylvania	8.35%	12/15/2030		6,260	7,945
BellSouth Corp.	6.875%	10/15/2031		40,000	44,268
Comcast Corp.	6.50%	1/15/2015		20,000	21,948
Cox Communications, Inc.	5.50%	10/1/2015		11,000	10,837
France Telecom	9.25%	3/1/2031		10,000	13,546
GTE Corp.	6.94%	4/15/2028		20,000	22,091
Indiana Bell Telephone Co., Inc.	7.30%	8/15/2026		35,000	40,319
Michigan Bell Telephone Co.	7.85%	1/15/2022		25,000	29,659
New Jersey Bell Telephone Co.	8.00%	6/1/2022		25,000	30,090
Pacific Bell	7.125%	3/15/2026		15,000	16,790
Verizon Maryland, Inc.	5.125%	6/15/2033		12,000	10,548
Verizon Virginia Inc.	4.625%	3/15/2013		8,800	8,675
Vodafone Group PLC	5.375%	1/30/2015		34,225	35,566
Consumer Cyclical (4.8%)
Dayton Hudson Corp.	6.65%	8/1/2028		15,000	17,192
The Walt Disney Co.	6.20%	6/20/2014		8,000	8,814
The Walt Disney Co.	7.00%	3/1/2032		12,000	13,608
General Motors Corp.	7.70%	4/15/2016		10,000	10,656
General Motors Corp.	7.40%	9/1/2025		15,800	15,557
Lowe's Cos., Inc.	6.50%	3/15/2029		26,010	29,378
McDonald's Corp.	6.375%	1/8/2028		12,500	13,824
Target Corp.	7.00%	7/15/2031		20,000	24,056
Time Warner, Inc.	6.875%	6/15/2018		10,000	11,068
Time Warner, Inc.	6.625%	5/15/2029		10,775	11,312
Viacom International Inc.	7.875%	7/30/2030		10,000	12,603
Wal-Mart Stores, Inc.	7.55%	2/15/2030		45,000	57,838
Consumer Noncyclical (15.1%)
Anheuser-Busch Cos., Inc.	6.75%	12/15/2027		10,000	11,586
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032		31,900	37,892
Anheuser-Busch Cos., Inc.	6.00%	11/1/2041		21,000	22,149
Archer-Daniels-Midland Co.	8.375%	4/15/2017		20,000	26,018
Archer-Daniels-Midland Co.	7.50%	3/15/2027		4,015	4,971
Archer-Daniels-Midland Co.	6.75%	12/15/2027		11,000	12,603
Archer-Daniels-Midland Co.	6.625%	5/1/2029		4,000	4,522
Archer-Daniels-Midland Co.	5.935%	10/1/2032		5,000	5,260
Becton, Dickinson & Co.	4.90%	4/15/2018		13,200	13,157
Becton, Dickinson & Co.	7.00%	8/1/2027		8,300	9,800
Bestfoods	6.625%	4/15/2028		30,000	34,004
Bristol-Myers Squibb Co.	6.80%	11/15/2026		20,000	23,055
CPC International, Inc.	7.25%	12/15/2026		30,000	36,249
Coca-Cola Enterprises Inc.	8.50%	2/1/2022		5,000	6,639
Coca-Cola Enterprises Inc.	8.00%	9/15/2022		9,000	11,507
Coca-Cola Enterprises Inc.	6.95%	11/15/2026		10,000	11,716
Coca-Cola Enterprises Inc.	6.75%	1/15/2038		9,477	10,958
Diageo Capital PLC	4.85%	5/15/2018		10,000	9,831
Eli Lilly & Co.	4.50%	3/15/2018		8,800	8,480
Eli Lilly & Co.	7.125%	6/1/2025		12,125	14,797
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034		11,995	11,888
Grand Metropolitan Investment Corp.	7.45%	4/15/2035		7,000	8,826
Hershey Foods Corp.	7.20%	8/15/2027		21,461	25,987
Johnson & Johnson	6.73%	11/15/2023		10,000	11,827
Johnson & Johnson	6.95%	9/1/2029		22,457	27,589
Kellogg Co.	7.45%	4/1/2031		18,800	23,517
Kimberly-Clark Corp.	6.25%	7/15/2018		25,000	28,302
Kimberly-Clark Corp.	6.375%	1/1/2028		12,850	14,501
Kraft Foods, Inc.	6.50%	11/1/2031		20,100	21,990
Merck & Co.	6.30%	1/1/2026		15,000	16,338
Pepsi Bottling Group, Inc.	7.00%	3/1/2029		17,000	20,303
Pharmacia Corp.	6.75%	12/15/2027		28,000	32,931
Procter & Gamble Co.	6.45%	1/15/2026		27,000	30,826
Procter & Gamble Co.	8.00%	10/26/2029		5,000	6,766
Procter & Gamble Co.	5.50%	2/1/2034		25,000	25,453
Procter & Gamble Co.. ESOP	9.36%	1/1/2021	(1)	35,000	47,735
Schering-Plough Corp.	6.50%	12/1/2033		17,920	19,027
Sysco Corp.	6.50%	8/1/2028		22,000	24,908
Energy (5.4%)
BP Capital Markets America	4.20%	6/15/2018		10,000	9,383
Baker Hughes, Inc.	6.875%	1/15/2029		7,914	9,188
Burlington Resources, Inc.	7.40%	12/1/2031		25,000	30,287
ConocoPhillips	5.90%	10/15/2032		11,000	11,486
Devon Financing Corp.	7.875%	9/30/2031		11,400	14,370
Encana Corp.	6.50%	8/15/2034		12,000	13,064
Halliburton Co.	8.75%	2/15/2021		10,000	12,800
Mobil Corp.	8.625%	8/15/2021		22,000	30,841
Phillips Petroleum Co.	7.00%	3/30/2029		10,000	11,664
Suncor Energy, Inc.	5.95%	12/1/2034		22,400	23,050
Texaco Capital, Inc.	9.75%	3/15/2020		17,000	25,194
Texaco Capital, Inc.	8.625%	11/15/2031		13,000	18,935
Tosco Corp.	7.80%	1/1/2027		15,000	18,855
Tosco Corp.	8.125%	2/15/2030		20,000	26,366
Technology (1.9%)
International Business Machines Corp.	7.00%	10/30/2025		50,000	59,090
International Business Machines Corp.	6.50%	1/15/2028		20,000	22,556
Pitney Bowes, Inc.	4.75%	5/15/2018		11,100	10,922
Transportation (1.9%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027		25,000	27,996
CSX Corp.	7.95%	5/1/2027		17,500	21,394
Federal Express Corp.	6.72%	1/15/2022	(1)	14,556	16,443
Norfolk Southern Corp.	7.80%	5/15/2027		18,500	22,914
Other (0.5%)
Dover Corp.	6.65%	6/1/2028		4,000	4,612
Eaton Corp.	7.625%	4/1/2024		15,000	18,886

					2,252,777

Utilities (8.4%)
Electric (7.8%)
Alabama Power Co.	5.50%	10/15/2017		15,800	16,572
Alabama Power Co.	5.875%	12/1/2022		8,500	8,846
Alabama Power Co.	5.70%	2/15/2033		12,800	13,134
Arizona Public Service Co.	4.65%	5/15/2015		11,000	10,658
Arizona Public Service Co.	5.625%	5/15/2033		9,000	8,665
Boston Edison Co.	4.875%	10/15/2012		13,730	14,132
Consolidated Edison, Inc.	5.10%	6/15/2033		9,600	8,989
Consolidated Edison, Inc.	5.70%	2/1/2034		4,000	4,088
Dominion Resources, Inc.	6.75%	12/15/2032		7,435	8,138
Dominion Resources, Inc.	6.30%	3/15/2033		7,000	7,239
Duke Energy Corp.	6.00%	12/1/2028		25,000	25,171
Florida Power & Light Co.	5.85%	2/1/2033		6,770	7,182
Florida Power & Light Co.	5.625%	4/1/2034		16,275	16,436
Florida Power Corp.	6.75%	2/1/2028		22,375	25,080
National Rural Utilities Cooperative Finance Corp.Collateral Trust	8.00%	3/1/2032		50,000	65,186
Northern States Power Co.	7.125%	7/1/2025		30,000	35,044
Oklahoma Gas & Electric Co.	6.50%	4/15/2028		12,770	13,915
Oncor Electric Delivery Co.	7.00%	5/1/2032		25,000	29,114
South Carolina Electric & Gas Co.	6.625%	2/1/2032		35,000	40,545
Southern California Edison Co.	6.00%	1/15/2034		8,800	9,308
Natural Gas (0.6%)
KeySpan Corp.	5.875%	4/1/2033		12,000	12,386
Texas Eastern Corp.	7.00%	7/15/2032		17,000	19,545

					399,373

TOTAL CORPORATE BONDS
(Cost $3,842,629)					4,270,253

TAXABLE MUNICIPAL BONDS (2.8%)

Illinois (Taxable Pension) GO	5.10%	6/1/2033		113,900	109,654
Wisconsin Public Service Rev	5.70%	5/1/2026		22,000	23,098

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $132,903)					132,752

SOVEREIGN BONDS (U.S. Dollar Denominated) (4.2%)

International Bank for Reconstruction & Development	7.625%	1/19/2023		43,320	57,204
Province of British Columbia	6.50%	1/15/2026		13,800	15,997
Province of Quebec	7.50%	9/15/2029		24,500	31,711
Province of Saskatchewan	8.50%	7/15/2022		10,000	13,938
Quebec Hydro Electric	9.40%	2/1/2021		40,000	58,292
Republic of Italy	6.875%	9/27/2023		17,700	21,445

TOTAL SOVEREIGN BONDS
(Cost $176,713)					198,587

U.S. GOVERNMENT AND AGENCY OBLIGATIONS

Mortgage-Backed Securities
Federal National Mortgage Assn.*
(Cost $2)	15.50%	10/1/2012	(1)	2	2

TEMPORARY CASH INVESTMENTS (1.3%)

Repurchase Agreement (1.2%)
ABN AMRO, Inc.
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $57,409,000, collateralized by Federal Home Loan Mortgage Corp., 7.5%-9.0%, 3/1/2025-4/4/2032, and
Federal National Mortgage Assn., 5.5%, 3/1/2018)				57,400	57,400

				Shares

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 1.77**				3,618,000	3,618

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $61,018)					61,018

TOTAL INVESTMENTS (98.5%)
(Cost $4,213,265)					4,662,612

OTHER ASSETS AND LIABILITIES-NET (1.5%)					68,618

NET ASSETS (100%)					$4,731,230

  * The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $273,463,000, representing 5.8% of net assets.
GO--General Obligation

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $4,213,265,000. Net unrealized appreciation of investment securities for tax purposes was $449,347,000, consisting of unrealized gains of $455,799,000 on securities that had risen in value since their purchase and $6,452,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.